Foreclosed Real Estate	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Foreclosed Real Estate
5.	FORECLOSED REAL ESTATE

At December 31, 2013, foreclosed assets consist of one townhouse construction development project, one commercial property and one residential property held for sale.

Foreclosed real estate is presented net of an allowance for losses. An analysis of the allowance for losses on foreclosed real estate is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Balance at beginning of year	$515	$638	$413
Provision for losses	413	418	241
Charge-offs	(53)	(541)	(16)

Balance at end of year	$875	$515	$638

Expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Net gain on sales	$(68)	$(33)	$(230)
Provision for losses	413	418	241
Operating expenses, net of rental income	134	214	317

Total foreclosed real estate expenses	$479	$599	$328